DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The following table presents key components of “Net income (loss) from discontinued operations”:

	Year ended December 31,
	2025	2024	2023

General and administrative expense	-	(4)	(44)
Other income (expense), net	(51)	24	(2)
Net income (loss) from discontinued operations	$(51)	$20	$(46)

The following table presents liabilities that are classified as discontinued operations on the consolidated balance sheets:

	December 31, 2025	December 31, 2024
Liabilities
Current Liabilities:
Accounts payable	$161	$142
Accrued expense and other current liabilities	35	92
Advances from customers	287	255

Current liabilities related to discontinued operations	$483	$489